CONSOLIDATED STATEMENT OF EQUITY (Unaudited) (Parentheticals) - USD ($)			3 Months Ended
		Jul. 16, 2019	Jun. 30, 2019
Common Stock
Proceeds from issuance of common stock in SSSIG			$ 1,100,000
Investment (in shares)	[1]		575,431
Blackhorse Ventures [Member] | Series A preferred stock
Investment (in shares)		1,186
Blackhorse Ventures [Member] | Common Stock
Proceeds from issuance of common stock in SSSIG		$ 1,500,290

[1]	In 2018, the Company entered into a subscription agreement and amended agreements with SSSIG to purchase $1.1 million of Common Stock at the then market price. The Company has received $1.1 million in total in 2018 and issued 575,431 shares of common stock in June 2019.